Fair Value Measurements - Gains and Losses Included in Earnings Related to Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Non-interest Income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Total gains (losses) included in earnings	$ (1,166)
Change in unrealized gains (losses) relating to assets still held at December 31, 2017	0
Other Comprehensive Income (loss) net of tax
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Total gains (losses) included in earnings	0
Change in unrealized gains (losses) relating to assets still held at December 31, 2017	$ (11,721)